Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6–RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of it inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased was $106,949 and $156,660 for March 31, 2016 and December 31, 2015, respectively. The Company owes the Russian affiliate $46,916 and $115,815 and such amount is included in related party payables in the accompanying balance sheet at March 31, 2016 and December 31, 2015, respectively. The related payable balance is related to research and development costs incurred in 2014. The Company’s majority shareholder and chief executive officer owns a company in Tokyo, Japan, which had an oral agreement with the Company to sell its inventory on Amazon.com for a 5% - 10% commission. The Company ceased such related party commission sales in 2012 and in 2013, the Company ceased selling products to this related party company.

Since inception, the Company has not compensated its CEO, who is the majority shareholder, and no amounts are due at March 31, 2016 and December 31, 2015.

NOTE 5–RELATED PARTY TRANSACTIONS

The Company sells radiation monitors and to date has purchased all of it inventory from a company in Russia, which is owned by the Company’s minority shareholder. Total inventory purchased was $548,416 and $760,305 for 2015 and 2014, respectively. The Company owes the Russian affiliate $115,815 and $166,875 and such amount is included in related party payables in the accompanying balance sheet at December 31, 2015 and 2014, respectively. The related payable balance is related to research and development costs incurred in 2014. The Company’s majority shareholder and chief executive officer owns a company in Tokyo, Japan, which had an oral agreement with the Company to sell its inventory on Amazon.com for a 5% - 10% commission. The Company ceased such related party commission sales in 2012 and in 2013, the Company ceased selling products to this related party company.

Since inception, the Company has not compensated its CEO, who is the majority shareholder, and no amounts are due at December 31, 2015 and 2014.